RBC FUNDS TRUST

RBC BlueBay Access Capital Community Investment Fund

RBC BlueBay Core Plus Bond Fund

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

RBC BlueBay Strategic Income Fund

RBC China Equity Fund

RBC Emerging Markets ex-China Equity Fund

RBC Emerging Markets Equity Fund

RBC Emerging Markets Value Equity Fund

RBC Enterprise Fund

RBC Global Equity Leaders Fund

RBC Global Opportunities Fund

RBC BlueBay Impact Bond Fund

RBC International Equity Fund

RBC International Opportunities Fund

RBC International Small Cap Equity Fund

RBC Microcap Value Fund

RBC BlueBay Short Duration Fixed Income Fund

RBC BlueBay Ultra-Short Fixed Income Fund

RBC Small Cap Core Fund

RBC Small Cap Growth Fund

RBC Small Cap Value Fund

RBC SMID Cap Growth Fund

Supplement dated October 6, 2023 to the prospectuses (the “Prospectuses”) dated January 27, 2023 and

July 26, 2023, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective October 6, 2023, in the section entitled “Shareholder Information—Distribution Arrangements/Sales Charges” of the Prospectuses, the following paragraph is added after the first paragraph:

Class I shares may also be available on certain brokerage platforms. An investor transacting in Class I shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE